COMMITMENTS AND CONTINGENCIES - CAPITAL LEASES (Details)		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Capital Lease Obligations [Abstract]
Capital lease obligations		$ 387,000,000	$ 310,000,000
HQ Build To Suit Lease [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		25
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments		$ 136,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current		10,000,000
Capital Leases, Future Minimum Payments Due in Two Years		10,000,000
Capital Leases, Future Minimum Payments Due in Three Years		10,000,000
Capital Leases, Future Minimum Payments Due in Four Years		10,000,000
Capital Leases, Future Minimum Payments Due in Five Years		11,000,000
Capital Leases, Future Minimum Payments Due Thereafter		256,000,000
Capital Leases, Future Minimum Payments Due, Total		307,000,000
Utility Fleet Leases [Member]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense		4,000,000	4,000,000	$ 7,000,000
Power Purchase Agreements [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current		39,000,000
Capital Leases, Future Minimum Payments Due in Two Years		77,000,000
Capital Leases, Future Minimum Payments Due in Three Years		104,000,000
Capital Leases, Future Minimum Payments Due in Four Years		104,000,000
Capital Leases, Future Minimum Payments Due in Five Years		104,000,000
Capital Leases, Future Minimum Payments Due Thereafter		1,910,000,000
Capital Leases, Future Minimum Payments Due, Total	[1]	2,338,000,000
Capital Leases, Future Minimum Payments, Executory Costs		(523,000,000)
Capital Leases, Future Minimum Payments, Interest Included in Payments	[2]	(1,072,000,000)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	[3]	743,000,000
Capital Leases, Current portion		4,000,000
Capital leases, Noncurrent portion		239,000,000
South American Utilities Fleet And Other Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		6,000,000
Fleet And Other Capital Leases [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current		4,000,000
Capital Leases, Future Minimum Payments Due in Two Years		2,000,000
Capital Leases, Future Minimum Payments Due in Three Years		1,000,000
Capital Leases, Future Minimum Payments Due Thereafter		8,000,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total		8,000,000
San Diego Gas and Electric Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		244,000,000	234,000,000
San Diego Gas and Electric Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		1,000,000
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense		2,000,000	2,000,000	4,000,000
San Diego Gas and Electric Company [Member] | Power Purchase Agreements [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		$ 243,000,000
Capital Lease Term (Years)		25
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense		$ 4,000,000	3,000,000	2,000,000
Leases, Capital [Abstract]
Number Of Power Purchase Agreements With Peaker Facilities, Capital Leases		4
Number Of Power Purchase Agreements With Peaker Facilities In Commercial Operation In 2015		1
San Diego Gas and Electric Company [Member] | Pending Power Purchase Agreement With Peaker Facilities, Capital Lease [Member]
Capital Lease Obligations [Abstract]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments		$ 500,000,000
San Diego Gas and Electric Company [Member] | Purchase Power Agreements With 25 Year Term [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		25
San Diego Gas and Electric Company [Member] | Purchase Power Agreements With 9 Year Term [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		9
Southern California Gas Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		$ 1,000,000	1,000,000
Southern California Gas Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		1,000,000
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense		$ 2,000,000	$ 2,000,000	$ 3,000,000

[1]	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs, which are recovered in rates.
[2]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[3]	Includes $4 million in Current Portion of Long-Term Debt and $239 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2015. Of the present value of net minimum lease payments, $500 million will be recorded as a capital lease obligation when construction of the peaker plant facility is completed and delivery of contracted power commences, which is scheduled to occur in June 2017.